Defined Contribution Plan (Details) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 01, 2018	Jun. 30, 2018	Jun. 30, 2018
Defined Contribution Plan (Textual)
Employees defer compensation, percentage	100.00%
Employee deferrals contributions, description	The Company began matching in the fourth quarter of 2017 on deferrals at 100% of deferrals up to 3% of one's contributions and 50% on deferrals over 3%, but not exceeding 5% of one's contributions up through the Restatement.
Employee contributions, vesting percentage	100.00%
Employee deferrals, vesting term	6 years
Contributions cost		$ 3,421	$ 3,421